GOODWILL AND INTANGIBLE ASSETS - Summary Of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	$ 532,782	$ 492,970
Accumulated Amortization	(340,278)	(290,420)
Net Carrying Value	192,504	202,550
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	327,317	305,648
Accumulated Amortization	(197,483)	(168,519)
Net Carrying Value	129,834	137,129
Technology
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	46,978	45,983
Accumulated Amortization	(42,348)	(37,529)
Net Carrying Value	4,630	8,454
Carrier contracts
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	70,210	65,700
Accumulated Amortization	(47,483)	(40,488)
Net Carrying Value	22,727	25,212
Trademarks
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	16,214	15,733
Accumulated Amortization	(11,060)	(9,221)
Net Carrying Value	5,154	6,512
Internally developed computer software
Finite-Lived Intangible Assets [Line Items]
Carrying Gross Amount	72,063	59,906
Accumulated Amortization	(41,904)	(34,663)
Net Carrying Value	$ 30,159	$ 25,243